Inventories - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Net inventory provision	$ 57.6	$ 30.5	$ 4.9
Inventory write down, percentage related to specified aged inventory (percent)	66.67%
Inventory write-down			7.2
Reversal of inventory write-down			$ 2.3
Deposits from customers	$ 904.8	$ 825.6